Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets, net
	December 31, 2021	December 31, 2020
Software	$513,946	$79,406
Less: accumulated amortization	(127,436)	(44,473)
Intangible assets, net	$386,510	$34,933

Schedule of estimated amortization expenses
Year ending December 31,	Amortization expense
2022	151,055
2023	142,363
2024	93,092
Total	$386,510